                            PORTFOLIO ARCHITECT LIFE
       Modified Single Premium Individual Variable Life Insurance Policies
                      APRIL 28, 2008 PROSPECTUS SUPPLEMENT
                            ISSUED TO INDIVIDUALS BY:
 METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT SEPARATE ACCOUNT TWO

This prospectus supplement updates certain information contained in your last prospectus dated May 2, 2005 and subsequent supplements for Portfolio Architect Life, a modified single premium individual life insurance policy originally issued by MetLife Life and Annuity Company of Connecticut and now a life insurance policy of MetLife Insurance Company of Connecticut. Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers, but continues to accept addition premium payments. Although the Policy can operate as a single premium policy, additional premium payments may be made under certain circumstances provided there are no outstanding policy loans.

You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE "FUNDS", LISTED BELOW). A fixed rate option (THE FIXED ACCOUNT) is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select. The following Investment Options are available (please see "The Funds" for additional Investment Options that may be available depending on when you purchased your Policy):

MET INVESTORS SERIES TRUST                      METROPOLITAN SERIES FUND, INC.
  BlackRock High Yield Portfolio -- Class A       BlackRock Aggressive Growth
                                                     Portfolio -- Class D
  Harris Oakmark International                    BlackRock Bond Income Portfolio -- Class A
     Portfolio -- Class A
  Janus Forty Portfolio -- Class A                BlackRock Money Market Portfolio -- Class
                                                     A
  Lazard Mid Cap Portfolio -- Class A+            FI Large Cap Portfolio -- Class A
  Lord Abbett Growth and Income                   FI Value Leaders Portfolio -- Class D
     Portfolio -- Class B
  Pioneer Strategic Income Portfolio -- Class     MFS(R) Total Return Portfolio -- Class F
     A




-------

+ This fund was subject to a merger. Please see "Additional Information Regarding Funds" for more information.

                                    THE FUNDS

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
MET INVESTORS SERIES TRUST
  BlackRock High Yield             Seeks to maximize total return,    Met Investors Advisory, LLC
     Portfolio -- Class A          consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
  Harris Oakmark International     Seeks long-term capital            Met Investors Advisory, LLC
     Portfolio -- Class A          appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
  Janus Forty Portfolio -- Class   Seeks capital appreciation.        Met Investors Advisory, LLC
     A                                                                Subadviser: Janus Capital
                                                                      Management LLC
  Lazard Mid Cap                   Seeks long-term growth of          Met Investors Advisory, LLC
     Portfolio -- Class A          capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
  Lord Abbett Growth and Income    Seeks long-term growth of capital  Met Investors Advisory, LLC
     Portfolio -- Class B          and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.       LLC
  Pioneer Strategic Income         Seeks a high level of current      Met Investors Advisory, LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D          appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
  BlackRock Bond Income            Seeks a competitive total return   MetLife Advisers, LLC
     Portfolio -- Class A          primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class A          income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
  FI Large Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
     A                             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
  FI Value Leaders                 Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class D          capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company


ADDITIONAL INFORMATION REGARDING FUNDS

FUND MERGER
The following former Fund was merged with and into the new Fund.

                 FORMER FUND                                       NEW FUND
---------------------------------------------   ---------------------------------------------
MET INVESTORS SERIES TRUST                      MET INVESTORS SERIES TRUST
  Batterymarch Mid-Cap Stock                      Lazard Mid Cap Portfolio -- Class A
     Portfolio -- Class A

                            FUND CHARGES AND EXPENSES

The next tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2007. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2007, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES

                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)....................................................     0.40%      0.86%


FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                                                                TOTAL    CONTRACTUAL FEE
                                                                                                ANNUAL        WAIVER
                               MANAGEMENT  DISTRIBUTION AND/OR    OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE
FUND                               FEE     SERVICE(12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT
----                           ----------  -------------------  --------  ------------------  ---------  ---------------
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A....     0.60%             --            0.13%           --            0.73%           --
  Harris Oakmark
     International
     Portfolio -- Class A....     0.77%             --            0.09%           --            0.86%           --
  Janus Forty
     Portfolio -- Class A....     0.65%             --            0.05%           --            0.70%           --
  Lazard Mid Cap
     Portfolio -- Class A....     0.69%             --            0.07%           --            0.76%           --
  Lord Abbett Growth and
     Income Portfolio
     -- Class B..............     0.49%           0.25%           0.03%           --            0.77%           --
  Pioneer Strategic Income
     Portfolio -- Class A....     0.60%             --            0.09%           --            0.69%           --
METROPOLITAN SERIES FUND,
  INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D....     0.71%           0.10%           0.05%           --            0.86%           --
  BlackRock Bond Income
     Portfolio -- Class A....     0.38%             --            0.06%           --            0.44%         0.01%
  BlackRock Money Market
     Portfolio -- Class A....     0.33%             --            0.07%           --            0.40%         0.01%
  FI Large Cap
     Portfolio -- Class A....     0.77%             --            0.07%           --            0.84%           --
  FI Value Leaders
     Portfolio -- Class D....     0.64%           0.10%           0.07%           --            0.81%           --
  MFS(R) Total Return
     Portfolio -- Class F....     0.53%           0.20%           0.05%           --            0.78%           --
                                NET TOTAL
                                 ANNUAL
                                OPERATING
FUND                           EXPENSES**
----                           ----------
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A....   0.73%
  Harris Oakmark
     International
     Portfolio -- Class A....   0.86%
  Janus Forty
     Portfolio -- Class A....   0.70%
  Lazard Mid Cap
     Portfolio -- Class A....   0.76%
  Lord Abbett Growth and
     Income Portfolio
     -- Class B..............   0.77%
  Pioneer Strategic Income
     Portfolio -- Class A....   0.69%(1)
METROPOLITAN SERIES FUND,
  INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D....   0.86%
  BlackRock Bond Income
     Portfolio -- Class A....   0.43%(2)
  BlackRock Money Market
     Portfolio -- Class A....   0.39%(3)
  FI Large Cap
     Portfolio -- Class A....   0.84%
  FI Value Leaders
     Portfolio -- Class D....   0.81%
  MFS(R) Total Return
     Portfolio -- Class F....   0.78%


---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2007.

++++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended January 31, 2008.

1 The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.

2 MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the amounts over $1 billion but less than $2 billion.

3 MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.

                        MORTALITY AND EXPENSE RISK CHARGE

We are waiving the Mortality and Expense Risk Charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.

             DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNTS AND FUNDS

The following paragraph is added under THE SEPARATE ACCOUNTS AND THEIR INVESTMENT OPTIONS:

We anticipate merging MetLife of CT Fund UL II for Variable Life Insurance with and into MetLife of CT Fund UL for Variable Life Insurance during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Policy. Similarly, the merger will not have any adverse impact on your Cash Value or any tax consequences for you.

                                    PREMIUMS

The following sentence is added under AMOUNT, FREQUENCY AND DURATION OF PREMIUM
PAYMENTS:

If you send your Premium Payments or transaction requests to an address other than the one we have designated for receipt of such Premium Payments or requests, we may return the Premium Payments to you, or there may be a delay in applying the Premium Payment or transaction to your Policy.

                          DISTRIBUTION AND COMPENSATION

The following sentence is added under DISTRIBUTION:

The Financial Industry Regulatory Authority (FINRA) maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

Book 42                                                           April 28, 2008